NOTE 12 - Share Capital: Schedule of Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Share Capital
	Number of shares
	December 31, 2025	December 31, 2024
	Issued and outstanding	Issued and outstanding
Common shares	22,666,842	17,327,716